ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
1 / June 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 110.56%
ASSET-BACKED SECURITIES — 10.18%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 150,000 $ 131,727
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
6.31% 04/17/35
1,2,3
50,000 49,010
Flexential Issuer,
Series 2021-1A, Class A2
3.25% 11/27/51
1
150,000 131,384
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70% 01/20/49
1
90,649 72,744
GoodLeap Sustainable Home Solutions Trust,
Series 2023-1GS, Class A
5.52% 02/22/55
1
43,493 41,442
GoodLeap Sustainable Home Solutions Trust,
Series 2023-2GS, Class A
5.70% 05/20/55
1
49,097 47,471
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
157,396 117,193
Sunnova Helios VII Issuer LLC,
Series 2021-C, Class A
2.03% 10/20/48
1
176,829 146,684
Total Asset-Backed Securities
(Cost $853,142) 737,655
MORTGAGE-BACKED — 100.38%**
Non-Agency Commercial Mortgage-Backed — 19.96%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1
3.90% 08/10/35
1
150,000 139,773
CAMB Commercial Mortgage Trust,
Series 2021-CX2, Class B
2.86% 11/10/46
1,4
150,000 116,355
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.65% 10/10/34
1,4
150,000 112,150
DOLP Trust,
Series 2021-NYC, Class A
2.96% 05/10/41
1
150,000 117,863
Frost CMBS DAC,
Series 2021-1A, Class GBB
(Ireland)
(SONIA plus 1.65%)
6.40% 11/20/33
1,2,3
248,780 291,312
Grace Trust,
Series 2020-GRCE, Class B
2.60% 12/10/40
1
150,000 115,155
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
3.02% 11/05/44
1,4
125,000 82,482
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class F
3.02% 11/05/44
1,4
$ 200,000 $ 103,478
MFT Mortgage Trust,
Series 2020-B6, Class B
3.39% 08/10/40
1,4
150,000 95,843
Natixis Commercial Mortgage Securities Trust,
Series 2019-10K, Class A
3.62% 05/15/39
1
150,000 131,424
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(LIBOR USD 1-Month plus 1.25%)
6.44% 01/15/36
1,2
150,000 140,329
1,446,164
Non-Agency Mortgage-Backed — 2.00%
Cascade MH Asset Trust,
Series 2021-MH1, Class A1
1.75% 02/25/46
1
72,879 60,634
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 08/25/23)
4.25% 08/25/54
1
95,900 84,464
145,098
U.S. Agency Commercial Mortgage-Backed — 1.49%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.30% 07/25/41
4
1,084,554 108,314
U.S. Agency Mortgage-Backed — 76.93%
Fannie Mae Pool AL9266
3.00% 10/01/46 125,555 112,661
Fannie Mae Pool BO2256
3.00% 10/01/49 297,380 264,957
Fannie Mae Pool BQ1226
2.00% 09/01/50 131,160 107,473
Fannie Mae Pool BV9977
3.50% 06/01/52 95,660 87,277
Fannie Mae Pool BW0000
4.00% 07/01/52 95,448 89,655
Fannie Mae Pool CA5496
3.00% 04/01/50 371,373 332,044
Fannie Mae Pool CB2074
2.50% 11/01/51 159,282 135,562
Fannie Mae Pool CB4211
4.50% 07/01/52 120,568 115,921
Fannie Mae Pool FM2870
3.00% 03/01/50 228,176 204,011
Fannie Mae Pool FM3687
2.50% 06/01/50 339,241 291,909
Fannie Mae Pool FM5254
2.00% 12/01/50 156,068 127,840
Fannie Mae Pool FM6400
2.00% 03/01/51 105,978 86,839
Fannie Mae Pool FS1334
2.00% 11/01/51 159,932 130,655

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FS1598
2.00% 04/01/52 $ 118,093 $ 96,252
Fannie Mae Pool MA4398
2.00% 08/01/51 166,779 136,501
Fannie Mae Pool MA4414
2.50% 09/01/51 191,714 162,732
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 209,454 190,895
Freddie Mac Gold Pool G67707
3.50% 01/01/48 197,492 184,372
Freddie Mac Gold Pool G67708
3.50% 03/01/48 39,081 36,133
Freddie Mac Pool QA7550
3.00% 03/01/50 66,543 59,247
Freddie Mac Pool QA8518
3.00% 04/01/50 79,552 70,829
Freddie Mac Pool QC8921
2.50% 10/01/51 147,188 125,195
Freddie Mac Pool QD1841
2.00% 11/01/51 135,670 110,806
Freddie Mac Pool RA4201
2.00% 12/01/50 95,847 78,481
Freddie Mac Pool RA5552
3.00% 07/01/51 231,392 204,646
Freddie Mac Pool RA5855
2.50% 09/01/51 199,907 169,691
Freddie Mac Pool RA6071
2.00% 10/01/51 141,014 115,244
Freddie Mac Pool RA6528
2.50% 02/01/52 22,806 19,354
Freddie Mac Pool RA7091
2.50% 03/01/52 140,349 119,189
Freddie Mac Pool RA7543
4.00% 06/01/52 117,119 109,955
Freddie Mac Pool SD7511
3.50% 01/01/50 35,013 32,425
Freddie Mac Pool SD7549
2.00% 01/01/52 141,991 117,329
Freddie Mac Pool SD8222
4.00% 06/01/52 93,900 88,103
Freddie Mac REMICS,
Series 3067, Class FA
(LIBOR USD 1-Month plus 0.35%)
5.54% 11/15/35
2
58,422 57,887
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
5.49% 04/15/35
2
11,924 11,885
Freddie Mac REMICS,
Series 3210, Class F
(LIBOR USD 1-Month plus 0.40%)
5.59% 05/15/36
2
3,292 3,289
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 22,051 20,459
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae (TBA)
2.50% 07/15/53 $ 150,000 $ 129,848
4.50% 07/20/53 200,000 193,022
5.00% 07/20/53 25,000 24,568
UMBS (TBA)
3.00% 07/01/53 75,000 66,012
4.00% 07/01/53 175,000 164,213
4.50% 07/01/53 100,000 96,137
4.50% 08/01/53 75,000 72,152
5.00% 07/01/53 200,000 195,984
5.50% 07/01/53 225,000 223,989
5,573,628
Total Mortgage-Backed
(Cost $8,138,957) 7,273,204
Total Bonds — 110.56%
(Cost $8,992,099)
8,010,859
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 5.55%
Money Market Funds — 5.55%
Dreyfus Government Cash Management Fund
5.00%
5
5,000 5,000
Fidelity Investments Money Market Funds - Government
Portfolio
4.99%
5
21,043 21,043
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.02%
5
376,000 376,000
Total Short-Term Investments
(Cost $402,043) 402,043
Total Investments - 116.11%
(Cost $9,394,142) 8,412,902
Liabilities in Excess of Other Assets - (16.11)% (1,167,414)
Net Assets - 100.00% $ 7,245,488
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Represents the current yield as of June 30, 2023.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
3 / June 2023
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 291,579 GBP 234,000 Citibank N.A. 07/14/23 $ (5,949)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 9 09/29/23 $ 1,830,094 $ (22,320) $ (22,320)
U.S. Treasury Ten-Year Ultra Bond 3 09/20/23 355,313 (3,342) (3,342)
U.S. Treasury Ultra Bond 1 09/20/23 136,219 1,529 1,529
2,321,626 (24,133) (24,133)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 6 09/29/23 (642,563) 10,886 10,886
TOTAL FUTURES CONTRACTS $ 1,679,063 $ (13,247) $ (13,247)

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
June 2023 / 4
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine
NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

ESG Securitized Fund
Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
5 / June 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2023 is as follows:
ESG SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 402,043 $ — $ — $ 402,043
Long-Term Investments:
Asset-Backed Securities — 737,655 — 737,655
Mortgage-Backed Securities — 7,273,204 — 7,273,204
Other Financial Instruments
*
Assets:
Interest rate contracts 12,415 — — 12,415
Liabilities:
Foreign currency exchange contracts — (5,949) — (5,949)
Interest rate contracts (25,662) — — (25,662)
Total $ 388,796 $ 8,004,910 $ — $ 8,393,706
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.